Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2020
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	$ 4,284	$ 3,604		$ 1,272
Interest expense on borrowings and deposits, net	564	253	$ 13
Innovation Credit
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	$ 4,300	3,600
Innovation Credit received			5,500
Stated interest rate	10.00%
Interest expense on borrowings and deposits, net	$ 300	$ 200	$ 0